Income Tax - Additional Information (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure of income tax expense [Line Items]
Statutory corporate income tax rate	20.00%	20.00%	20.00%
Amount of uncertain tax position (excluding interest and penalties) included in the consolidated balance sheets	$ 28	$ 339	$ 451
Interest	1,097	615	845
Unused tax losses [Member]
Disclosure of income tax expense [Line Items]
Unused net operating losses for which no deferred tax assets have been recognized	3,183	3,751	4,038
Tax losses unrecognized deferred tax assets (before tax effect)	14,228	17,028	18,422
Deductible Temporary Differences [Member]
Disclosure of income tax expense [Line Items]
Deductible temporary differences for which no deferred tax asset is recognized	1,675	1,866	1,030
Deductible temporary differences (before tax effect) not recognized deferred tax assets.	8,931	9,683	4,695
Uncertain tax position [Member]
Disclosure of income tax expense [Line Items]
Interest	5	61	81
Penalty	0	0	0
Interest reversed	568	227	223
Penalty reversed	318	72	71
Exchange differences relating to interest	12	50	(12)
Exchange differences relating to penalty	$ 7	$ 27	$ (6)
Singapore (Country of domicile) [Member]
Disclosure of income tax expense [Line Items]
Statutory corporate income tax rate	17.00%	17.00%	17.00%
Withholding tax on dividends	0.00%	0.00%	0.00%
Thailand (Country of domicile) [Member]
Disclosure of income tax expense [Line Items]
Statutory corporate income tax rate	20.00%	20.00%	20.00%
Withholding tax on dividends	10.00%	10.00%	10.00%
Australia (Country of domicile) [Member]
Disclosure of income tax expense [Line Items]
Statutory corporate income tax rate	30.00%	30.00%	30.00%
The People's Republic of China (Country of domicile) [Member]
Disclosure of income tax expense [Line Items]
Statutory corporate income tax rate	25.00%	25.00%	25.00%
Withholding tax on dividends	10.00%	10.00%	10.00%